Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of income taxes:
Income tax at U.S. federal statutory rate	$ (6,173)	$ (3,643)
Valuation allowance	5,735	3,604
Other	438	39
Total income tax	$ 0	$ 0